CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS
Cash and cash equivalents were as follows as of December 31, 2024, and 2023:

(in USD)	2024	2023
Bank accounts:
In COP	$1,619,998	$1,445,179
In CRC	10,464	6,599
In PEN	611,247	479,057
In USD	26,585,638	33,311,528
Total	$28,827,347	$35,242,363